UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 Chartwell Funds
                                  P.O. Box 446
                               Portland, ME 04112
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 610-296-1400

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                     DATE OF REPORTING PERIOD: JULY 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
July 31, 2004                                                        (unaudited)


                                                                      MARKET
     SHARES            CHARTWELL LARGE CAP CORE FUND                  VALUE
--------------------------------------------------------------------------------
             COMMON STOCK (93.72%)

             AIRCRAFT (3.73%)

      1,470  Northrop Grumman                                       $   77,322
      2,245  United Parcel Service, Cl B                               161,550
                                                                    ----------
                                                                       238,872
                                                                    ----------
             APPAREL MANUFACTURING (0.49%)

        865  Liz Claiborne                                              31,304
                                                                    ----------
             BANKS (6.13%)

      3,158  Citigroup                                                 139,236
      1,245  Popular                                                    28,311
      1,870  State Street                                               80,055
      2,532  Wells Fargo                                               145,362
                                                                    ----------
                                                                       392,964
                                                                    ----------
             BEAUTY PRODUCTS (3.94%)

      1,355  Alberto-Culver                                             63,170
      3,634  Procter & Gamble                                          189,513
                                                                    ----------
                                                                       252,683
                                                                    ----------
             COMMERCIAL SERVICES (4.28%)

      5,090  Accenture, Cl A*                                          125,367
        585  Dun & Bradstreet*                                          32,842
      2,595  Fiserv*                                                    88,905
      1,015  Hewitt Associates, Cl A*                                   27,100
                                                                    ----------
                                                                       274,214
                                                                    ----------
             COMMUNICATIONS (1.52%)

        995  Alltel                                                     51,740
        750  L-3 Communications Holdings                                45,863
                                                                    ----------
                                                                        97,603
                                                                    ----------
             COMPUTERS & SERVICES (16.76%)

      3,800  Affiliated Computer Services, Cl A*                       197,220
      1,365  CDW                                                        87,770
      2,500  Diebold                                                   115,250
        945  DST Systems*                                               43,054
          1  Fair Isaac                                                     14
      1,447  Fossil*                                                    35,003
      4,202  Hewlett-Packard                                            84,670
      1,888  International Business Machines                           164,388
      9,595  Microsoft                                                 273,074
      3,170  Sungard Data Systems*                                      73,893
                                                                    ----------
                                                                     1,074,336
                                                                    ----------
             ELECTRICAL SERVICES (1.46%)

      2,685  Exelon                                                     93,707
                                                                    ----------
             ELECTRONICS MANUFACTURING (2.59%)

      5,280  Amphenol, Cl A*                                           165,950
                                                                    ----------
             FINANCIAL SERVICES (9.58%)

      2,205  Doral Financial                                            86,546
      2,165  Fannie Mae                                                153,629
      2,307  Freddie Mac                                               148,363
      3,325  MBNA                                                       82,094
      1,350  Merrill Lynch                                              67,122

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
July 31, 2004                                                        (unaudited)


                                                                      MARKET
     SHARES      CHARTWELL LARGE CAP CORE FUND (CONTINUED)            VALUE
--------------------------------------------------------------------------------
             FINANCIAL SERVICES -- CONTINUED

      1,552  Morgan Stanley                                         $   76,560
                                                                    ----------
                                                                       614,314
                                                                    ----------
             FOOD, BEVERAGE & TOBACCO (2.15%)

      1,841  Anheuser-Busch                                             95,548
      1,015  JM Smucker                                                 42,437
                                                                    ----------
                                                                       137,985
                                                                    ----------
             GAS/NATURAL GAS (4.26%)

      6,915  Praxair                                                   272,797
                                                                    ----------
             HOUSEHOLD PRODUCTS (5.12%)

      8,481  General Electric                                          281,993
        945  Valspar                                                    46,305
                                                                    ----------
                                                                       328,298
                                                                    ----------
             INSURANCE (3.87%)

      3,515  American International Group                              248,335
                                                                    ----------
             MEDICAL PRODUCTS & SERVICES (15.52%)

      3,402  Abbott Laboratories                                       133,869
        570  C.R. Bard                                                  31,464
      2,475  Caremark Rx*                                               75,487
        485  Cooper                                                     28,833
      1,905  Dentsply International                                     92,640
      3,075  Health Management Associates                               61,685
      1,213  Hospira*                                                   31,434
        945  Medco Health Solutions*                                    28,634
        785  Omnicare                                                   22,192
      8,460  Pfizer                                                    270,382
        565  Quest Diagnostics                                          46,375
      1,285  Respironics*                                               71,600
      3,385  Teva Pharmaceutical Industries ADR                        100,196
                                                                    ----------
                                                                       994,791
                                                                    ----------
             PAPER & PAPER PRODUCTS (0.85%)

      2,310  Pactiv*                                                    54,470
                                                                    ----------
             PETROLEUM REFINING (3.08%)

      4,271  Exxon Mobil                                               197,747
                                                                    ----------
             RETAIL (8.39%)

      1,170  Aramark, Cl B                                              31,379
      1,170  Brinker International*                                     41,898
      1,820  Lowe's                                                     88,670
      1,540  Regis                                                      63,386
      1,085  Target                                                     47,306
        990  Tribune                                                    42,026

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
July 31, 2004                                                        (unaudited)


                                                                      MARKET
     SHARES      CHARTWELL LARGE CAP CORE FUND (CONCLUDED)            VALUE
--------------------------------------------------------------------------------
             RETAIL -- CONTINUED

      4,205  Wal-Mart Stores                                        $  222,907
                                                                    ----------
                                                                       537,572
                                                                    ----------
             TOTAL COMMON STOCK
               (Cost $5,983,047)                                     6,007,942
                                                                    ----------
             CASH EQUIVALENT (3.55%)
    227,983  SEI Daily Income Trust, Prime Obligations Fund, Cl A      227,983
                                                                    ----------
             TOTAL CASH EQUIVALENT
               (Cost $227,983)                                         227,983
                                                                    ----------
             TOTAL INVESTMENTS
               (Cost $6,211,030):  (97.27%)                         $6,235,925
                                                                    ==========


PERCENTAGES ARE BASED ON NET ASSETS OF 6,410,769.
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

At July 31, 2004, the tax basis cost of the Fund's investments was $6,239,466, and the unrealized appreciation and depreciation were $191,118 and $(194,659), respectively.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
July 31, 2004                                                        (unaudited)


                                                                      MARKET
     SHARES           CHARTWELL SMALL CAP VALUE FUND                  VALUE
--------------------------------------------------------------------------------
             COMMON STOCK (94.97%)

             AEROSPACE & DEFENSE (1.07%)

     14,425  Herley Industries*                                    $   271,190
                                                                   -----------
             AIR CONDITIONING AND HEATING (1.07%)

      7,650  York International                                        272,187
                                                                   -----------
             APPAREL MANUFACTURING (1.96%)

     11,575  Quiksilver*                                               249,557
      8,375  Unifirst                                                  248,905
                                                                   -----------
                                                                       498,462
                                                                   -----------
             AUTOMOTIVE (3.76%)

     16,975  Dollar Thrifty Automotive Group*                          408,928
      9,925  GATX                                                      252,889
     14,025  TRW Automotive Holdings*                                  291,720
                                                                   -----------
                                                                       953,537
                                                                   -----------
             BANKS (12.32%)

     11,450  Bancorpsouth                                              241,824
     16,900  Brookline Bancorp                                         240,487
      8,235  Cullen/Frost Bankers                                      354,270
     18,775  Dime Community Bancshares                                 312,040
      9,250  First Midwest Bancorp                                     312,372
        900  Harbor Florida Bancshares                                  25,911
      8,550  Independence Community Bank                               319,257
      9,075  Pacific Capital Bancorp                                   251,559
     13,375  Republic Bancorp                                          195,944
     10,075  South Financial Group                                     272,932
     13,075  Umpqua Holdings                                           295,626
      9,700  United Bankshares                                         305,744
                                                                   -----------
                                                                     3,127,966
                                                                   -----------
             BEAUTY PRODUCTS (0.82%)

     10,600  Elizabeth Arden*                                          208,502
                                                                   -----------
             BUILDING & CONSTRUCTION SUPPLIES (1.88%)

     16,150  ABM Industries                                            290,538
      2,850  Eagle Materials                                           188,043
                                                                   -----------
                                                                       478,581
                                                                   -----------
             CHEMICALS (1.36%)

     23,950  Agrium                                                    345,838
                                                                   -----------
             COAL MINING (1.09%)

      7,750  Consol Energy                                             277,760
                                                                   -----------
             COMMUNICATIONS (2.64%)

      5,675  Anixter International*                                    189,999
     10,700  Belden CDT*                                               208,115
      6,050  Commonwealth Telephone Enterprises*                       271,040
                                                                   -----------
                                                                       669,154
                                                                   -----------
             COMPUTERS & SERVICES (6.57%)

     17,375  Electronics for Imaging*                                  348,716
      8,900  Fossil*                                                   215,291
     16,675  Keane*                                                    246,290
     18,375  Komag*                                                    208,372
     17,700  Oil States International*                                 291,342
      9,775  Paxar*                                                    188,462

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
July 31, 2004                                                        (unaudited)


                                                                      MARKET
     SHARES     CHARTWELL SMALL CAP VALUE FUND (CONTINUED)            VALUE
--------------------------------------------------------------------------------
             COMPUTERS & SERVICES -- CONTINUED

     13,650  Radisys*                                              $   169,397
                                                                   -----------
                                                                     1,667,870
                                                                   -----------
             ELECTRICAL SERVICES (3.26%)

     13,150  El Paso Electric*                                         197,907
     27,725  GrafTech International*                                   305,807
     15,575  PNM Resources                                             324,583
                                                                   -----------
                                                                       828,297
                                                                   -----------
             ENVIRONMENTAL SERVICES (1.32%)

     11,600  Waste Connections*                                        334,776
                                                                   -----------
             FOOD, BEVERAGE & TOBACCO (2.94%)

     16,900  Hain Celestial Group*                                     279,357
     12,800  Ralcorp Holdings*                                         466,816
                                                                   -----------
                                                                       746,173
                                                                   -----------
             GAS/NATURAL GAS (0.96%)

      9,850  Vectren                                                   243,788
                                                                   -----------
             INSURANCE (8.19%)

      6,075  AmerUs Group                                              233,888
     16,675  Argonaut Group*                                           312,823
     13,825  Clark*                                                    209,587
     10,250  Hub International                                         190,035
      6,300  Platinum Underwriters Holdings                            175,329
      8,575  RLI                                                       315,560
     13,550  Scottish Re Group                                         276,420
      5,200  Stancorp Financial Group                                  365,560
                                                                   -----------
                                                                     2,079,202
                                                                   -----------
             MACHINERY (6.25%)

      5,800  Albany International, Cl A                                173,536
      7,525  Bucyrus International, Cl A*                              180,600
     11,820  Gardner Denver*                                           316,539
     10,675  Global Imaging Systems*                                   323,773
      6,475  Global Power Equipment Group*                              45,390
     12,150  Kadant*                                                   244,215
      6,875  Kennametal                                                302,500
                                                                   -----------
                                                                     1,586,553
                                                                   -----------
             MEDICAL PRODUCTS & SERVICES (3.18%)

     10,025  LifePoint Hospitals*                                      334,935
     13,850  Odyssey HealthCare*                                       237,943
     11,375  Steris*                                                   233,870
                                                                   -----------
                                                                       806,748
                                                                   -----------
             METALS (5.39%)

      9,525  Allegheny Technologies                                    190,976
     49,393  Crown Holdings*                                           500,845
     11,210  Kaydon                                                    326,547
     14,248  NN                                                        159,435
     13,125  Stillwater Mining*                                        190,969
                                                                   -----------
                                                                     1,368,772
                                                                   -----------
             PAPER & PAPER PRODUCTS (0.51%)

      5,500  Packaging Corporation of America                          128,480
                                                                   -----------
             PETROLEUM & FUEL PRODUCTS (5.01%)

     26,700  Energy Partners*                                          417,588

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
July 31, 2004                                                        (unaudited)


                                                                      MARKET
     SHARES     CHARTWELL SMALL CAP VALUE FUND (CONTINUED)            VALUE
--------------------------------------------------------------------------------
             PETROLEUM & FUEL PRODUCTS -- CONTINUED

     11,500  Helmerich & Payne                                     $   291,180
     11,700  Remington Oil & Gas*                                      276,705
     14,200  W-H Energy Services*                                      285,420
                                                                   -----------
                                                                     1,270,893
                                                                   -----------
             PRINTING & PUBLISHING (0.97%)

     13,825  Journal Communications, Cl A                              246,638
                                                                   -----------
             PROFESSIONAL SERVICES (0.55%)

      5,750  URS*                                                      138,863
                                                                   -----------
             REAL ESTATE INVESTMENT TRUSTS (8.46%)

      8,825  BRE Properties, Cl A                                      305,786
     22,175  Cedar Shopping Centers*                                   274,305
     10,350  First Potomac Realty Trust                                204,930
      9,200  Hersha Hospitality Trust                                   91,080
     15,700  Innkeepers USA Trust                                      164,693
      5,775  Kilroy Realty                                             204,435
      7,725  PS Business Parks                                         310,545
     11,700  Ramco-Gershenson Properties                               300,807
     10,525  Reckson Associates Realty                                 291,648
                                                                   -----------
                                                                     2,148,229
                                                                   -----------
             RETAIL (6.09%)

     13,175  Christopher & Banks                                       215,675
      9,150  CSK Auto*                                                 126,727
     10,125  Electronics Boutique Holdings*                            254,239
     13,850  Fred's                                                    249,992
      9,875  Linens 'N Things*                                         262,873
      8,075  Movie Gallery                                             140,424
     16,850  O'Charleys*                                               296,223
                                                                   -----------
                                                                     1,546,153
                                                                   -----------
             RUBBER & PLASTIC (2.29%)

     13,775  Cooper Tire & Rubber                                      323,024
     35,825  PolyOne*                                                  259,015
                                                                   -----------
                                                                       582,039
                                                                   -----------
             SEMI-CONDUCTORS/INSTRUMENTS (2.78%)

     20,350  Integrated Device Technology*                             232,600
     16,675  Methode Electronics                                       217,275
     13,825  Technitrol*                                               255,763
                                                                   -----------
                                                                       705,638
                                                                   -----------
             TRUCKING (2.11%)

      6,225  Arkansas Best                                             217,688

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
July 31, 2004                                                        (unaudited)


                                                                      MARKET
     SHARES     CHARTWELL SMALL CAP VALUE FUND (CONCLUDED)            VALUE
--------------------------------------------------------------------------------
             TRUCKING -- CONTINUED

     13,550  Sirva*                                                $   316,799
                                                                   -----------
                                                                       534,487
                                                                   -----------
             WHOLESALE (0.17%)

      2,375  LKQ*                                                       42,204
                                                                   -----------
             TOTAL COMMON STOCK
               (Cost $22,260,179)                                   24,108,980
                                                                   -----------
             CASH EQUIVALENT (4.68%)

  1,189,180  SEI Daily Income Trust, Prime Obligations Fund, Cl A    1,189,180
                                                                   -----------
             TOTAL CASH EQUIVALENT
               (Cost $1,189,180)                                     1,189,180
                                                                   -----------
             TOTAL INVESTMENTS
               (Cost $23,449,359):  (99.65%)                       $25,298,160
                                                                   ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $25,385,918.
* NON-INCOME PRODUCING SECURITY
CL -- CLASS

At July 31, 2004, the tax basis cost of the Fund's investments was $23,455,241, and the unrealized appreciation and depreciation were $2,504,529 and $(661,610), respectively.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 09/20/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 09/20/04

By (Signature and Title)*               /s/ Jennifer E. Spratley
                                        ------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 09/20/04
* Print the name and title of each signing officer under his or her signature.